Schedule of Investments (unaudited)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.3%
Azule Energy Finance PLC
8.13%, 01/23/30(a)	$800	$806,545
8.25%, 01/22/31(b)	600	600,660
8.63%, 01/22/33(b)(c)	400	399,896
		1,807,101
Argentina — 1.7%
Banco Macro SA, 8.00%, 06/23/29(a)	400	409,800
Pampa Energia SA, 7.88%, 12/16/34(a)	600	610,380
Pluspetrol SA
8.13%, 05/18/31(a)	400	403,200
8.50%, 05/30/32(a)	600	616,920
Tecpetrol SA, 7.63%, 11/03/30(a)	600	599,430
Telecom Argentina SA
8.50%, 01/20/36(b)(c)	300	301,680
9.25%, 05/28/33(a)	700	738,955
9.50%, 07/18/31(a)	700	745,500
Transportadora de Gas del Sur SA, 7.75%, 11/20/35(a)	600	601,500
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	450	451,462
8.50%, 06/10/33(a)	700	727,125
YPF SA
6.95%, 07/21/27(a)	402	405,739
7.00%, 09/30/33(a)(d)(e)	400	393,800
7.00%, 12/15/47(a)	465	412,502
8.25%, 01/17/34(b)(c)	200	203,850
8.25%, 01/17/34(a)	750	764,437
8.75%, 09/11/31(a)	550	570,405
9.00%, 06/30/29(a)(d)(e)	500	518,750
9.50%, 01/17/31(a)	500	529,175
		10,004,610
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(b)	400	403,612
Bahrain — 0.2%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	600	617,550
BBK BSC, 6.88%, 06/06/29(a)	400	412,306
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	404,440
		1,434,296
Brazil — 7.2%
3R Lux SARL, 9.75%, 02/05/31(a)	400	417,100
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	464	474,579
Adecoagro SA, 7.50%, 07/29/32(a)	400	389,500
Aegea Finance Sarl, 7.63%, 01/20/36(a)	600	585,600
Aegea Finance SARL, 9.00%, 01/20/31(a)	600	636,600
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	600	596,250
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	600	560,838
Banco Bradesco SA
4.38%, 03/18/27(a)(c)	400	400,800
6.50%, 01/22/30(a)(c)	800	842,240
Banco Bradesco SA/Cayman Islands, 5.38%, 01/20/31(b)(c)	400	400,880
Banco BTG Pactual SA
5.75%, 01/22/30(a)(c)	400	406,000
6.25%, 04/08/29(a)(c)	400	412,752
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(b)(c)	400	400,400
Security	Par (000)	Value
Brazil (continued)
Banco do Brasil SA
4.88%, 01/11/29(a)	$400	$398,800
6.00%, 03/18/31(a)	400	411,000
6.25%, 04/18/30(a)	600	621,937
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	600	610,425
Braskem America Finance Co., 7.13%, 07/22/41(a)(c)	400	158,000
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	800	363,200
4.50%, 01/31/30(a)(c)	1,000	424,700
5.88%, 01/31/50(a)	600	227,160
7.25%, 02/13/33(a)	600	240,750
8.00%, 10/15/34(a)	600	242,820
8.50%, 01/12/31(a)	600	256,500
BRF SA
4.88%, 01/24/30(a)	400	388,200
5.75%, 09/21/50(a)	400	329,652
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	600	582,936
6.50%, 01/11/35(a)	400	413,480
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	400	416,960
Cosan Luxembourg SA, 5.50%, 09/20/29(a)	400	406,000
Cosan Overseas Ltd., 8.25%(a)(f)	200	201,626
CSN Inova Ventures, 6.75%, 01/28/28(a)	800	765,920
CSN Resources SA
4.63%, 06/10/31(a)	600	471,540
5.88%, 04/08/32(a)	400	326,252
8.88%, 12/05/30(a)	600	578,736
Eldorado Intl. Finance GmbH, 8.50%, 12/01/32(a)	400	418,592
FS Luxembourg SARL
8.13%, 02/11/36(b)	200	195,700
8.63%, 06/25/33(a)	400	413,144
Gol Finance, Inc., 14.38%, 06/06/30(a)	1,600	1,652,000
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(a)(c)	800	830,120
Klabin Austria GmbH
3.20%, 01/12/31(a)	400	361,024
5.75%, 04/03/29(a)	400	407,288
7.00%, 04/03/49(a)	600	622,140
LD Celulose International GmbH, 7.95%, 01/26/32(a)	600	631,428
MARB BondCo PLC, 3.95%, 01/29/31(a)	800	726,800
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	1,269	1,124,329
Minerva Luxembourg SA
4.38%, 03/18/31(a)	600	558,750
8.88%, 09/13/33(a)	800	872,260
Movida Europe SA, 7.85%, 04/11/29(a)	400	384,222
Nova Securitisation SARL, 5.75%, 02/03/31(b)	200	198,040
Oceanica Lux, 13.00%, 10/02/29(a)(c)	400	413,500
Petrobras Global Finance BV
5.13%, 09/10/30(c)	600	593,700
5.50%, 06/10/51(c)	350	290,567
5.60%, 01/03/31(c)	675	681,311
6.00%, 01/27/28(c)	800	816,248
6.00%, 01/13/35(c)	850	843,944
6.25%, 01/10/36	600	591,000
6.50%, 07/03/33(c)	750	780,731
6.75%, 01/27/41	600	601,500
6.85%, 06/05/2115(c)	1,000	946,740
6.88%, 01/20/40(c)	450	457,875

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
7.25%, 03/17/44(c)	$716	$742,899
PRIO Luxembourg Holding Sarl, 6.75%, 10/15/30(a)	600	594,030
Rede D'or Finance SARL
4.50%, 01/22/30(a)(c)	500	486,243
4.95%, 01/17/28(a)	400	400,096
6.45%, 09/09/35(a)	400	410,624
Rumo Luxembourg SARL
4.20%, 01/18/32(a)	400	369,200
5.25%, 01/10/28(a)	200	200,000
Sabesp Lux Sarl, 5.63%, 08/20/30(a)	400	401,500
Samarco Mineracao SA, 9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(a)(g)	2,849	2,863,047
Simpar Europe SA, 5.20%, 01/26/31(a)	400	330,750
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	400	414,080
Usiminas International Sarl, 7.50%, 01/27/32(a)	400	416,400
XP, Inc., 6.75%, 07/02/29(a)	400	414,000
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	800	855,120
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	785	871,647
		41,542,722
Cameroon,United Republic Of — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30(a)	400	400,400
Cayman Islands — 0.2%
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(e)(f)	800	810,248
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	600	621,702
		1,431,950
Chile — 0.8%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(e)	400	424,200
Agrosuper SA, 4.60%, 01/20/32(a)	350	334,929
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	400	411,580
Banco de Credito e Inversiones SA
7.50%, , (5-year CMT + 3.77%)(a)(e)(f)	400	426,196
8.75%, (5-year CMT + 4.94%)(a)(e)(f)	400	430,696
Falabella SA, 3.38%, 01/15/32(a)	400	359,620
Inversiones CMPC SA, 6.70%, 12/09/57, (5-year CMT + 2.83%)(a)(e)	400	402,610
Latam Airlines Group SA
7.63%, 01/07/31(a)	580	609,580
7.88%, 04/15/30(a)	1,055	1,106,885
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	213,787
		4,720,083
China — 1.6%
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	400	397,000
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	400	413,450
Franshion Brilliant Ltd.
4.25%, 07/23/29(a)	400	367,000
6.00%, (5-year CMT + 5.58%)(a)(e)(f)	200	199,626
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	400	407,500
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	800	796,560
4.75%, 04/27/27(a)	600	601,596
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	400	398,676
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(e)(f)	4,300	4,272,093
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	600	501,000
4.50%, 01/16/28(a)	400	370,080
Security	Par (000)	Value
China (continued)
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)(h)	$600	$191,400
		8,915,981
Colombia — 2.9%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(g)	336	350,361
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	357,500
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(e)(f)	400	373,000
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(e)	400	417,000
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(c)(e)	600	641,214
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	400	374,800
Ecopetrol SA
4.63%, 11/02/31	1,100	983,950
5.88%, 05/28/45	1,440	1,085,544
5.88%, 11/02/51	520	375,700
6.88%, 04/29/30(c)	1,300	1,315,028
7.38%, 09/18/43	600	549,780
7.75%, 02/01/32	1,200	1,230,756
8.38%, 01/19/36	1,380	1,427,403
8.63%, 01/19/29	950	1,017,688
8.88%, 01/13/33(c)	1,550	1,661,987
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	600	558,390
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)	400	319,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	800	751,504
Grupo Nutresa SA
8.00%, 05/12/30(a)	1,000	1,067,200
9.00%, 05/12/35(a)	1,200	1,338,600
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(a)	400	397,280
		16,593,685
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	622,878
Czech Republic — 0.2%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(a)	400	414,100
Czechoslovak Group A/S, 6.50%, 01/10/31(a)	800	835,200
		1,249,300
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	420,160
Ghana — 0.0%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	253,376
Guatemala — 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	700	695,800
CT Trust, 5.13%, 02/03/32(a)	600	572,544
Energuate Trust 2 0, 6.35%, 09/15/35(a)	600	597,600
Industrial Subordinated Trust 2 0, 6.55%, 04/15/36, (5-year CMT + 2.86%)(b)(e)	200	202,700
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	400	401,500
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	600	558,750

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Guatemala (continued)
6.25%, 03/25/29(a)	$540	$544,261
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV, 6.75%, 11/10/32(a)	400	395,300
		3,968,455
Hong Kong — 1.2%
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.53%)(a)(e)(f)	500	497,600
4.80%, (5-year CMT + 2.10%)(a)(e)(f)	500	503,675
CS Treasury Management Services P Ltd., 9.00%, (a)(f)	1,131	1,148,334
Li & Fung Ltd., 5.25%(a)(f)	400	238,520
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	800	791,360
5.63%, 07/17/27(a)	400	399,600
5.75%, 07/21/28(a)	600	599,322
6.50%, 09/24/33(a)	400	398,626
7.63%, 04/17/32(a)	400	418,750
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.51%)(a)(e)(f)	500	510,000
NWD Finance BVI Ltd., 6.25%(a)(f)	200	125,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	600	501,000
Seaspan Corp., 5.50%, 08/01/29(a)	600	568,881
		6,700,668
Hungary — 0.2%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(e)	400	419,620
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(e)	600	639,705
		1,059,325
India — 2.0%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(e)(f)	400	397,000
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	600	607,800
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	564	589,003
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	400	417,748
Greenko Power II Ltd., 4.30%, 12/13/28(a)	456	436,406
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	800	817,416
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(e)(f)	800	793,600
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	600	625,428
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	198,125
5.05%, 04/05/32(a)	400	398,800
Muthoot Finance Ltd.
6.38%, 04/23/29(a)	600	613,800
6.38%, 03/02/30(a)	400	409,440
7.13%, 02/14/28(a)	600	615,000
Network i2i Ltd., 3.98%, (5-year CMT + 3.39%)(a)(e)(f)	200	199,562
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	386,600
Shriram Finance Ltd.
6.15%, 04/03/28(a)	400	411,624
6.63%, 04/22/27(a)	400	409,200
UPL Corp. Ltd., 4.63%, 06/16/30(a)	400	381,000
Vedanta Resources Finance II PLC
9.13%, 10/15/32(a)	400	417,500
9.48%, 07/24/30(a)	400	421,200
9.85%, 04/24/33(a)	400	430,500
10.88%, 09/17/29(a)	800	855,000
Security	Par (000)	Value
India (continued)
11.25%, 12/03/31(a)	$400	$443,000
		11,274,752
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.47%)(a)(e)(f)	400	391,680
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(g)	462	428,071
Nickel Industries Ltd., 9.00%, 09/30/30(a)	600	628,500
		1,448,251
Israel — 1.3%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(b)	325	320,557
5.88%, 03/30/31(a)(b)	600	583,500
8.50%, 09/30/33(a)(b)	500	535,780
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	350	353,171
6.75%, 06/30/30(a)(b)	575	589,019
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	700	736,484
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	1,250	954,662
4.75%, 05/09/27	400	399,500
5.13%, 05/09/29	800	808,000
6.00%, 12/01/32	400	418,576
6.75%, 03/01/28	800	829,648
8.13%, 09/15/31	300	343,952
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	600	621,258
		7,494,107
Ivory Coast — 0.1%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	413,124
Jamaica — 0.2%
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	1,400	1,455,748
Kuwait — 0.1%
KFH Tier 1 Sukuk 2 Ltd., 6.25%, , (5-year CMT + 2.50%)(a)(e)(f)	600	605,438
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(a)	900	648,000
5.75%, 08/15/29(a)	1,400	994,000
		1,642,000
Macau — 0.8%
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	400	423,500
Studio City Finance Ltd.
5.00%, 01/15/29(a)	800	774,280
6.50%, 01/15/28(a)	400	400,440
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	793,280
5.50%, 10/01/27(a)	400	399,204
5.63%, 08/26/28(a)	1,000	998,190
6.75%, 02/15/34(a)	800	811,000
		4,599,894
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	400	403,500

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico — 7.7%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(e)(f)	$200	$199,710
6.63%, (10-year CMT + 5.03%)(a)(e)(f)	400	393,800
7.50%, (10-year CMT + 5.47%)(a)(c)(e)(f)	400	412,350
7.63%, (10-year CMT + 5.35%)(a)(e)	400	410,380
8.38%, , (5-year CMT + 4.07%)(a)(e)(f)	600	633,300
8.38%, (10-year CMT + 7.76%)(a)(e)(f)	400	429,280
8.75%, , (10-year CMT + 4.30%)(a)(e)(f)	600	649,800
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%, 10/01/28, (5-year CMT + 3.00%)(a)(e)	1,000	1,067,000
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)(e)	1,000	986,250
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(e)	550	549,945
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(e)	800	845,340
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)(e)	600	653,715
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(e)	800	889,600
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(c)	853	872,866
10.38%, 11/15/30(a)	542	554,614
Cemex SAB de CV, 7.20%, (5-year CMT + 3.52%)(a)(e)(f)	800	838,800
Cemex SAB De CV, 5.13%, (5-year CMT + 4.53%)(a)(e)(f)	700	697,900
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	400	411,750
8.63%, 11/15/31(a)	600	620,625
Grupo Televisa SAB
5.00%, 05/13/45	600	419,250
5.25%, 05/24/49(c)	600	416,250
6.13%, 01/31/46	600	472,500
6.63%, 01/15/40	400	358,200
Nemak SAB de CV, 3.63%, 06/28/31(a)	600	520,875
Petroleos Mexicanos
5.95%, 01/28/31	2,650	2,582,160
6.35%, 02/12/48(c)	1,300	1,030,900
6.38%, 01/23/45(c)	850	691,815
6.50%, 03/13/27	92	93,586
6.50%, 01/23/29(c)	870	888,270
6.50%, 06/02/41(c)	1,000	869,450
6.63%, 06/15/35(c)	1,800	1,715,022
6.70%, 02/16/32(c)	4,900	4,891,131
6.75%, 09/21/47(c)	3,700	3,043,768
6.84%, 01/23/30	1,650	1,686,300
6.95%, 01/28/60	2,750	2,239,600
7.69%, 01/23/50	5,800	5,220,000
8.75%, 06/02/29(c)	1,450	1,557,300
10.00%, 02/07/33(c)	1,350	1,571,508
Saavi Energia Sarl, 8.88%, 02/10/35(a)	900	974,385
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	780	750,633
		44,109,928
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	404,624
Morocco — 0.2%
OCP SA
3.75%, 06/23/31(a)	600	557,400
5.13%, 06/23/51(a)	600	484,818
Security	Par (000)	Value
Morocco (continued)
6.88%, 04/25/44(a)	$400	$411,912
		1,454,130
Netherlands — 0.1%
Veon Midco BV, 3.38%, 11/25/27(a)	600	572,058
Nigeria — 0.4%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(e)(f)	400	400,500
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	398,000
7.88%, 05/29/30(a)	400	410,960
8.25%, 11/29/31(a)	400	417,620
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	600	629,814
		2,256,894
Oman — 0.1%
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	406,880
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	466,371
		873,251
Panama — 0.5%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	934	877,265
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	623,154
Sable International Finance Ltd., 7.13%, 10/15/32(a)	800	810,296
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	381,310
		2,692,025
Peru — 1.0%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(e)	300	296,095
5.65%, 01/15/37, (5-year CMT + 1.96%)(a)(c)(e)	400	402,760
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(c)(e)	400	406,800
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(c)(e)	700	730,625
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	400	416,560
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	400	438,200
Minsur SA, 4.50%, 10/28/31(a)	400	383,360
Peru LNG SRL, 5.38%, 03/22/30(a)	600	583,956
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	453,075
5.63%, 06/19/47(a)	1,500	1,007,055
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	600	621,000
		5,739,486
Philippines — 0.6%
Globe Telecom, Inc., 4.20%, (5-year CMT + 5.53%)(a)(e)(f)	400	398,500
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	396,132
Manila Water Co., Inc., 4.38%, 07/30/30(a)	400	396,000
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.40%)(a)(e)(f)	400	404,000
8.75%, (5-year CMT + 7.73%)(a)(e)(f)	800	823,000
8.95%, , (5-year CMT + 7.45%)(a)(e)(f)	400	414,500
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.16%)(a)(e)(f)	400	395,000
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	400	409,590
		3,636,722
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	600	573,936
Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.87%)(a)(e)(f)	400	398,876

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia — 1.1%
Alinma At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(e)(f)	$400	$406,324
ANB Tier 1 Sukuk Co. Ltd., 6.40%, , (5-year CMT + 2.60%)(a)(e)(f)	600	603,450
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/30(a)	200	204,915
BAB Usd At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(e)(f)	600	605,835
BAJ Tier 1 Sukuk Co. Ltd., 6.50%, , (5-year CMT + 2.84%)(a)(e)(f)	400	407,750
Banque Saudi Fransi, 6.38%, , (6-year CMT + 2.52%)(a)(e)(f)	400	400,368
Bundesrepublik Deutschland Bundesanleihe, 6.25%, (5-year CMT + 2.43%)(a)(e)(f)	200	202,626
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	600	611,634
8.00%, 02/25/29(a)	400	416,492
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.91%)(a)(e)(f)	600	592,770
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(e)(f)	600	586,050
SAB AT1 Ltd., 6.50%, , (5-year CMT + 2.30%)(a)(e)(f)	400	405,724
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.09%)(a)(e)(f)	600	602,610
		6,046,548
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	600	602,106
Singapore — 0.4%
GLP Pte Ltd.
4.50%, (5-year CMT + 3.74%)(a)(e)(f)	600	443,040
9.75%, 05/20/28(a)	400	410,400
Puma International Financing SA, 7.75%, 04/25/29(a)	400	413,875
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	390,956
5.25%, 03/21/34(a)	400	414,680
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)(b)	300	315,105
		2,388,056
South Africa — 0.8%
Absa Group Ltd., 6.38%, (5-year CMT + 5.41%)(a)(e)(f)	400	400,000
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	400	407,252
Eskom Holdings, 6.35%, 08/10/28(a)	600	619,200
Sasol Financing USA LLC
5.50%, 03/18/31(c)	600	527,124
6.50%, 09/27/28	600	596,436
8.75%, 05/03/29(a)	700	716,415
Stillwater Mining Co., 4.50%, 11/16/29(a)	400	384,000
Transnet, 8.25%, 02/06/28(a)	800	844,000
		4,494,427
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	376,252
Switzerland — 0.1%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	300	246,000
12.00%, 02/15/31(a)	450	375,750
		621,750
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	600	619,065
Security	Par (000)	Value
Thailand — 0.5%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(e)	$1,000	$954,100
GC Treasury Center Co. Ltd.
6.50%, , (5-year CMT + 2.82%)(a)(e)(f)	400	404,420
7.13%, (5-year CMT + 3.16%)(a)(e)(f)	400	409,500
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(e)	600	592,467
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.53%)(a)(e)(f)	400	399,250
Thaioil Treasury Center Co. Ltd., 6.10%, , (5-year CMT + 2.37%)(b)(e)(f)	400	401,720
		3,161,457
Togo — 0.1%
Ecobank Transnational, Inc., 10.13%, 10/15/29(a)	400	427,216
Turkey — 4.3%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.02%)(a)(e)	400	400,550
7.50%, 01/20/30(a)	400	422,920
7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(e)	400	408,272
9.37%, (5-year CMT + 5.27%)(a)(e)(f)	400	417,000
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	400	373,768
Arcelik A/S, 8.50%, 09/25/28(a)	400	422,592
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(a)	400	401,480
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	394,300
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	800	843,524
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	400	413,750
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	400	399,500
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	600	610,500
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(a)	400	396,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	400	416,000
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	420,436
QNB Bank AS, 7.25%, 05/21/29(a)	400	420,500
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	411,172
8.63%, 05/02/32(a)	800	826,304
TT Varlik Kiralama AS, 6.50%, 10/30/30(a)(e)	400	403,176
Turk Telekomunikasyon A/S
6.95%, 10/07/32(a)	400	408,124
7.38%, 05/20/29(a)	400	416,375
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	200	201,500
7.45%, 01/24/30(a)	400	419,875
7.65%, 01/24/32(a)	600	637,125
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.22%)(a)(e)	200	206,188
7.63%, 04/15/36, (5-year CMT + 3.86%)(a)(e)	600	604,686
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(e)	600	619,188
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(e)	400	412,424
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(e)	400	416,376
Turkiye Is Bankasi AS
7.38%, 04/02/36, (5-year CMT + 3.62%)(a)(e)	400	399,000
7.58%, 02/05/37, (5-year CMT + 3.65%)(b)(e)	400	398,000
7.75%, 06/12/29(a)	200	210,466
9.13%, , (5-year CMT + 4.63%)(a)(e)(f)	400	417,000
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(e)	400	431,044

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	$400	$408,000
7.25%, 07/31/30(a)	400	411,000
8.20%, , (5-year CMT + 4.44%)(a)(e)(f)	400	399,352
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(e)	600	635,437
9.00%, 10/12/28(a)	600	651,270
10.12%, (5-year CMT + 5.49%)(a)(e)(f)	400	424,760
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)(e)	800	824,608
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	420,000
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	400	298,128
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	400	414,375
9.50%, 10/06/28(a)	600	619,782
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	400	414,624
9.25%, 10/16/28(a)	600	653,400
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(e)	600	636,525
9.74%, (5-year CMT + 5.50%)(a)(e)(f)	400	419,252
Yapi ve Kredi Bankasi AS
7.25%, 03/03/30(a)	400	414,346
7.55%, 06/11/36, (5-year CMT + 3.83%)(a)(e)	200	199,836
8.25%, , (5-year CMT + 4.44%)(a)(e)(f)	400	403,124
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	800	742,752
		24,389,686
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	400	316,160
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.52%)(a)(e)(f)	600	636,000
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(e)(f)	600	619,302
Aldar Properties PJSC, 5.88%, 04/14/56, (5-year CMT + 2.01%)(b)(e)	200	197,500
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	600	613,500
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(a)	400	412,040
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	400	414,360
Binghatti Sukuk 2 Spv Ltd., 7.75%, 07/02/29(a)	400	399,072
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	400	403,876
Commercial Bank of Dubai PSC, 6.00%, (6-year CMT + 5.60%)(a)(e)(f)	400	399,625
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.08%)(a)(e)(f)	600	597,563
DIB Tier 1 Sukuk 6 Ltd., 5.25%, , (6-year CMT + 1.33%)(a)(e)(f)	400	390,084
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.16%)(a)(e)(f)	400	393,252
6.13%, (6-year CMT + 5.70%)(a)(e)(f)	600	600,000
6.25%, , (6-year CMT + 1.84%)(a)(e)(f)	800	813,500
Ittihad International II Ltd., 7.38%, 11/13/30(a)	400	412,392
MAF Global Securities Ltd., 5.75%, , (5-year CMT + 2.05%)(a)(e)(f)	400	393,960
Mashreqbank PSC, 7.13%, (5-year CMT + 2.71%)(a)(e)(f)	400	411,624
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(a)	400	410,380
SIB Tier 1 Sukuk Iind Ltd., 6.13%, , (6-year CMT + 1.96%)(a)(e)(f)	400	404,108
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	400	404,252
Security	Par (000)	Value
United Arab Emirates (continued)
Sobha Sukuk Ltd.
8.00%, 02/19/29(a)	$400	$411,700
8.75%, 07/17/28(a)	400	418,684
		10,156,774
United Kingdom — 0.9%
Avianca Midco 2 PLC, 9.50%, 01/28/31(b)(i)	400	408,120
Standard Chartered PLC
4.30%, (5-year CMT + 3.14%)(a)(e)(f)	1,000	963,400
4.75%, (5-year CMT + 3.81%)(a)(e)(f)	1,000	949,780
7.00%(a)(e)	600	617,352
7.63%, (5-year CMT + 3.02%)(a)(e)(f)	700	749,245
7.75%, (5-year CMT + 4.98%)(a)(e)(f)	800	831,200
7.88%, (5-year CMT + 3.57%)(a)(e)(f)	800	853,200
		5,372,297
United States — 0.3%
Avianca Midco 2 PLC
9.00%, 12/01/28(a)	379	384,936
9.63%, 02/14/30(a)	800	820,000
Playtika Holding Corp., 4.25%, 03/15/29(a)	400	346,860
		1,551,796
Zambia — 0.6%
First Quantum Minerals Ltd.
7.25%, 02/15/34(a)	600	630,384
8.00%, 03/01/33(a)	800	857,264
8.63%, 06/01/31(a)	1,000	1,048,530
9.38%, 03/01/29(a)	1,000	1,048,750
		3,584,928
Total Corporate Bonds & Notes — 44.9% (Cost: $256,041,509)		257,685,864
Foreign Government Obligations(j)
Angola — 1.1%
Angolan Government International Bonds
8.00%, 11/26/29(a)	1,200	1,177,128
8.25%, 05/09/28(a)	1,200	1,206,649
8.75%, 04/14/32(a)	1,300	1,267,618
9.13%, 11/26/49(a)	1,000	864,533
9.24%, 01/15/31(a)	800	807,248
9.38%, 05/08/48(a)	1,200	1,061,442
		6,384,618
Argentina — 5.7%
Argentina Republic Government International Bonds
1.00%, 07/09/29(c)	1,283	1,132,252
1.75%, 07/09/30(d)	8,118	6,883,954
2.50%, 07/09/41(c)(d)(e)	7,469	5,414,741
4.38%, 07/09/46(d)	1,506	1,106,328
4.75%, 07/09/35(d)	14,760	11,453,760
5.00%, 01/09/38(c)(d)	8,061	6,489,061
		32,480,096
Bahrain — 2.7%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	800	745,600
5.45%, 09/16/32(a)	800	758,504
5.63%, 09/30/31(a)	800	778,248
5.63%, 05/18/34(a)	800	746,752
6.00%, 09/19/44(a)	800	685,248
6.63%, 10/06/37(a)	800	772,000
6.75%, 09/20/29(a)	1,000	1,023,440

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bahrain (continued)
7.00%, 10/12/28(a)	$1,100	$1,136,025
7.38%, 05/14/30(a)	800	840,200
7.50%, 02/12/36(a)	800	836,504
7.75%, 04/18/35(a)	600	639,186
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	750	708,000
3.95%, 09/16/27(a)	700	685,342
4.50%, 03/30/27(a)	600	594,378
5.87%, 02/06/34(a)	1,200	1,185,000
5.88%, 06/05/32(a)	800	790,000
6.00%, 02/12/31(a)	800	801,532
6.25%, 10/18/30(a)	600	606,744
6.25%, 07/07/33(a)	1,200	1,205,706
		15,538,409
Benin — 0.2%
Benin Government International Bonds, 7.96%, 02/13/38(a)	800	836,448
Bolivia — 0.1%
Bolivia Government International Bonds, 4.50%, 03/20/28(a)	600	565,425
Brazil — 5.4%
Brazil Government International Bonds
3.75%, 09/12/31(c)	950	881,600
3.88%, 06/12/30	2,300	2,201,100
4.50%, 05/30/29	1,400	1,393,000
4.63%, 01/13/28	2,000	2,007,900
4.75%, 01/14/50(c)	2,650	1,947,750
5.00%, 01/27/45(c)	2,100	1,682,100
5.50%, 11/06/30	1,600	1,628,800
5.50%, 02/04/33	1,000	986,000
5.63%, 01/07/41(c)	1,500	1,393,800
5.63%, 02/21/47	1,800	1,533,600
6.00%, 10/20/33	1,700	1,720,400
6.13%, 01/22/32	1,400	1,443,750
6.13%, 03/15/34	1,400	1,417,094
6.25%, 03/18/31	1,600	1,676,800
6.63%, 03/15/35	3,200	3,296,000
7.13%, 01/20/37(c)	1,100	1,204,500
7.13%, 05/13/54(c)	1,500	1,497,000
7.25%, 01/12/56	1,600	1,596,000
8.25%, 01/20/34	1,000	1,161,000
		30,668,194
Colombia — 4.6%
Colombia Government International Bonds
3.00%, 01/30/30	1,300	1,167,400
3.13%, 04/15/31	1,800	1,563,480
3.25%, 04/22/32	1,400	1,184,400
3.88%, 04/25/27(c)	1,000	992,500
4.13%, 05/15/51(c)	700	437,500
4.50%, 03/15/29	1,400	1,360,800
5.00%, 06/15/45(c)	2,710	2,000,658
5.20%, 05/15/49(c)	1,500	1,107,000
5.38%, 01/21/29	1,600	1,592,800
5.63%, 02/26/44	1,800	1,465,200
6.13%, 01/21/31	1,000	999,000
6.13%, 01/18/41	1,900	1,683,400
6.50%, 01/21/33	800	794,800
7.38%, 04/25/30	1,400	1,470,700
7.38%, 09/18/37(c)	1,450	1,481,900
Security	Par (000)	Value
Colombia (continued)
7.50%, 02/02/34	$1,600	$1,674,000
7.75%, 11/07/36	1,400	1,468,600
8.00%, 04/20/33	1,289	1,386,964
8.00%, 11/14/35	1,200	1,285,500
8.38%, 11/07/54(c)	1,200	1,268,400
		26,385,002
Costa Rica — 0.9%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	800	836,000
6.55%, 04/03/34(a)	1,000	1,082,000
7.00%, 04/04/44(a)	850	925,916
7.16%, 03/12/45(a)	1,000	1,096,250
7.30%, 11/13/54(a)	1,095	1,220,104
		5,160,270
Dominican Republic — 3.3%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	1,450	1,416,650
4.88%, 09/23/32(a)	2,300	2,203,400
5.30%, 01/21/41(a)	1,200	1,090,650
5.50%, 02/22/29(a)	1,100	1,116,500
5.88%, 10/28/35(a)	1,250	1,247,500
5.88%, 01/30/60(a)	2,350	2,091,206
6.00%, 07/19/28(a)	1,200	1,230,372
6.00%, 02/22/33(a)	1,200	1,224,000
6.40%, 06/05/49(a)	1,050	1,040,025
6.50%, 02/15/48(a)	750	749,906
6.85%, 01/27/45(a)	1,400	1,454,600
6.95%, 03/15/37(a)	1,500	1,605,000
7.05%, 02/03/31(a)	725	777,200
7.15%, 02/24/55(a)	650	694,769
7.45%, 04/30/44(a)	1,000	1,102,000
		19,043,778
Ecuador — 1.5%
Ecuador Government International Bonds
2.50%, 07/31/35(a)(d)(e)	4,675	4,277,261
5.50%, 07/31/40(a)(d)(e)	2,153	1,778,456
6.90%, 07/31/30(a)(d)(e)	165	164,371
8.75%, 01/29/34(b)	1,000	1,010,480
9.25%, 01/29/39(b)	1,215	1,248,413
		8,478,981
Egypt — 2.5%
Egypt Government International Bonds
5.80%, 09/30/27(a)	800	800,080
5.88%, 02/16/31(a)	1,000	973,000
6.59%, 02/21/28(a)	1,000	1,014,500
7.05%, 01/15/32(a)	800	810,000
7.30%, 09/30/33(a)	900	904,500
7.50%, 02/16/61(a)	1,000	852,000
7.60%, 03/01/29(a)	1,200	1,257,000
7.63%, 05/29/32(a)	1,200	1,242,000
7.90%, 02/21/48(a)	1,050	950,512
8.50%, 01/31/47(a)	1,850	1,787,424
8.63%, 02/04/30(a)	800	871,200
8.70%, 03/01/49(a)	1,200	1,173,600
8.88%, 05/29/50(a)	1,400	1,381,268
		14,017,084

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador — 0.3%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	$750	$813,750
9.65%, 11/21/54(a)	750	855,893
		1,669,643
Ghana — 0.7%
Ghana Government International Bonds
6.00%, 07/03/29(a)(d)(e)	1,728	1,690,748
6.00%, 07/03/35(a)(d)(e)	2,827	2,573,079
		4,263,827
Guatemala — 0.3%
Guatemala Government Bonds
6.13%, 06/01/50(a)	1,100	1,078,000
6.60%, 06/13/36(a)	800	856,000
		1,934,000
Ivory Coast — 0.7%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	800	789,400
7.63%, 01/30/33(a)	800	853,400
8.08%, 04/01/36(a)	1,400	1,493,800
8.25%, 01/30/37(a)	1,000	1,074,760
		4,211,360
Jamaica — 0.6%
Jamaica Government International Bonds
6.75%, 04/28/28(c)	700	719,775
7.88%, 07/28/45	1,500	1,813,500
8.00%, 03/15/39(c)	800	967,200
		3,500,475
Jordan — 0.4%
Jordan Government International Bonds
5.85%, 07/07/30(a)	900	902,466
7.38%, 10/10/47(a)	800	791,968
7.50%, 01/13/29(a)	800	838,000
		2,532,434
Kenya — 0.8%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	600	552,000
8.00%, 05/22/32(a)	800	834,400
8.25%, 02/28/48(a)	800	768,800
9.50%, 03/05/36(a)	1,200	1,282,800
9.75%, 02/16/31(a)	1,000	1,105,500
		4,543,500
Lebanon — 0.3%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(h)(i)	600	173,540
6.10%, 10/04/22(a)(h)(i)	270	78,002
6.10%, 10/04/24(a)	730	210,893
6.60%, 11/27/26(a)(h)(i)	960	277,494
6.65%, 02/26/30(a)(h)(i)	760	220,564
6.75%, 11/29/27(a)(h)(i)	720	208,257
6.85%, 03/23/27(a)(h)(i)	800	231,382
7.00%, 03/23/32(a)(h)(i)	625	181,600
		1,581,732
Morocco — 0.5%
Morocco Government International Bonds
3.00%, 12/15/32(a)	600	523,200
4.00%, 12/15/50(a)	1,000	711,250
5.95%, 03/08/28(a)	800	822,750
6.50%, 09/08/33(a)	900	968,904
		3,026,104
Security	Par (000)	Value
Nigeria — 2.2%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	$1,000	$1,005,500
6.50%, 11/28/27(a)	800	811,000
7.14%, 02/23/30(a)	900	926,073
7.38%, 09/28/33(a)	1,200	1,212,000
7.63%, 11/28/47(a)	1,200	1,122,000
7.70%, 02/23/38(a)	1,000	990,000
7.88%, 02/16/32(a)	1,000	1,039,000
8.25%, 09/28/51(a)	800	783,208
8.38%, 03/24/29(a)	800	851,200
8.63%, 01/13/36(a)	1,000	1,068,440
8.75%, 01/21/31(a)	800	870,400
9.13%, 01/13/46(a)	600	643,500
10.38%, 12/09/34(a)	1,000	1,181,000
		12,503,321
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	800	829,244
Pakistan Government International Bonds
6.88%, 12/05/27(a)	1,150	1,168,679
7.38%, 04/08/31(a)	1,000	1,006,500
		3,004,423
Senegal — 0.2%
Senegal Government International Bonds
6.25%, 05/23/33(a)	900	517,324
6.75%, 03/13/48(a)	800	427,000
7.75%, 06/10/31(a)	700	421,969
		1,366,293
Serbia — 0.5%
Serbia International Bonds
2.13%, 12/01/30(a)	735	646,146
6.00%, 06/12/34(a)	1,200	1,243,188
6.50%, 09/26/33(a)	700	752,941
		2,642,275
South Africa — 2.8%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	1,400	1,386,798
4.85%, 09/27/27	800	806,688
4.85%, 09/30/29	1,500	1,493,602
5.00%, 10/12/46	800	607,888
5.38%, 07/24/44	700	577,150
5.65%, 09/27/47	1,200	989,400
5.75%, 09/30/49	2,150	1,767,096
5.88%, 06/22/30	900	926,064
5.88%, 04/20/32(c)	1,000	1,024,240
6.13%, 12/11/37(a)	1,200	1,164,000
7.10%, 11/19/36(a)	1,500	1,591,462
7.25%, 12/11/55(a)	1,400	1,359,050
7.30%, 04/20/52	1,100	1,085,700
7.95%, 11/19/54(a)	900	943,484
8.50%, 11/06/35(a)	200	215,450
		15,938,072
Sri Lanka — 0.9%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(d)(e)	790	780,503
3.35%, 03/15/33(a)(d)(e)	1,578	1,447,983
3.85%, 02/15/38(a)(d)(e)	1,486	1,469,990
4.00%, 04/15/28(a)	830	809,757

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sri Lanka (continued)
9.25%, 06/15/35(a)(d)(e)	$982	$802,106
		5,310,339
Suriname — 0.1%
Suriname Government International Bonds, 8.50%, 11/06/35(b)(c)	625	673,281
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(b)	800	797,504
Turkey — 10.2%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(a)(e)	1,800	1,863,000
6.75%, 09/01/30(a)(e)	1,800	1,878,813
8.51%, 01/14/29(a)(e)	1,900	2,078,125
Turkiye Government International Bonds
4.88%, 04/16/43	2,170	1,629,431
5.13%, 02/17/28	1,400	1,406,307
5.25%, 03/13/30	1,400	1,379,168
5.75%, 05/11/47(c)	2,600	2,089,100
5.88%, 06/26/31(c)	1,100	1,090,650
5.95%, 01/15/31	1,600	1,599,968
6.00%, 03/25/27	2,200	2,243,318
6.00%, 01/14/41	2,100	1,859,025
6.13%, 10/24/28	1,900	1,952,844
6.30%, 03/14/33	1,400	1,386,000
6.50%, 09/20/33(c)	1,100	1,100,688
6.50%, 01/03/35	2,500	2,470,825
6.63%, 02/17/45(c)	2,200	1,999,184
6.75%, 05/30/40(c)	1,300	1,257,984
6.80%, 11/04/36	1,800	1,790,118
6.88%, 03/17/36(c)	1,900	1,918,743
6.88%, 01/14/38	1,200	1,186,500
6.95%, 09/16/35	1,400	1,417,934
7.13%, 02/12/32	2,000	2,089,000
7.13%, 07/17/32(c)	1,200	1,248,900
7.25%, 05/29/32	1,400	1,467,382
7.25%, 03/05/38	600	627,894
7.63%, 04/26/29	2,200	2,343,748
7.63%, 05/15/34(c)	2,200	2,337,412
8.00%, 02/14/34(c)	1,050	1,153,047
8.60%, 09/24/27	1,400	1,491,000
9.13%, 07/13/30	1,700	1,926,100
9.38%, 03/14/29	1,500	1,672,500
9.38%, 01/19/33	2,000	2,323,000
9.88%, 01/15/28	2,600	2,844,562
11.88%, 01/15/30	1,100	1,361,003
		58,483,273
Ukraine — 1.5%
Ukraine Government International Bonds
4.50%, 02/01/34(a)(d)(e)	2,300	1,444,114
5.50%, 02/01/32(b)(d)(e)	2,400	1,908,000
6.00%, 02/01/29(a)(d)(e)	914	709,344
6.00%, 02/01/35(a)(d)(e)	2,135	1,315,179
6.00%, 02/01/36(a)(d)(e)	1,849	1,122,258
7.75%, 02/01/34(a)(d)(e)	1,411	687,844
7.75%, 02/01/35(a)(d)(e)	1,128	635,951
7.75%, 02/01/36(a)(d)(e)	928	518,572
		8,341,262
Security	Par (000)	Value
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	$1,000	$735,630
5.25%, 01/30/43(a)	600	599,064
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	700	464,109
6.13%, 03/06/36(a)	800	817,720
6.50%, 11/23/32(a)	700	736,512
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	600	584,658
3.23%, 10/23/29(a)	700	655,879
4.23%, 03/14/28(a)	800	787,544
5.43%, 04/17/35(a)	800	800,500
		6,181,616
Zambia — 0.2%
Zambia Government International Bonds
0.50%, 12/31/53(a)	762	547,299
7.50%, 06/30/33(a)(d)(e)	765	747,894
		1,295,193
Total Foreign Government Obligations — 52.9% (Cost: $295,821,476)		303,358,232
Total Long-Term Investments — 97.8% (Cost: $551,862,985)		561,044,096
	Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(k)(l)(m)	56,726,635	56,754,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(k)(l)	6,200,000	6,200,000
Total Short-Term Securities — 11.0% (Cost: $62,954,784)		62,954,998
Total Investments — 108.8% (Cost: $614,817,769)		623,999,094
Liabilities in Excess of Other Assets — (8.8)%		(50,714,640)
Net Assets — 100.0%		$573,284,454

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Non-income producing security.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF

(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$57,552,456	$—	$(797,673)(a)	$(1,709)	$1,924	$56,754,998	56,726,635	$75,061 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,130,000	70,000 (a)	—	—	—	6,200,000	6,200,000	36,279	—
				$(1,709)	$1,924	$62,954,998		$111,340	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$257,685,864	$—	$257,685,864
Foreign Government Obligations	—	303,358,232	—	303,358,232
Short-Term Securities
Money Market Funds	62,954,998	—	—	62,954,998
	$62,954,998	$561,044,096	$—	$623,999,094

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
GOL	General Obligation Limited

PIK	Payment-in-kind
PJSC	Public Joint Stock Company